REVENUE AND EXPENSES (Details 1) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Total	€ 80,253	€ 70,497	€ 61,583
Spain [Member]
IfrsStatementLineItems [Line Items]
Total	49,753	48,279	44,058
Mexico [Member]
IfrsStatementLineItems [Line Items]
Total	24,908	18,422	15,222
Colombia [Member]
IfrsStatementLineItems [Line Items]
Total	3,976	2,355	1,489
Others [Member]
IfrsStatementLineItems [Line Items]
Total	€ 1,616	€ 1,441	€ 814